CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net income for the year	$ 475,546	$ 537,524
Add (deduct) items not involving cash
Realized and unrealized gain on investments	(6,949)	(10,788)
Equity-based compensation	10,657	14,701
Amortization and depreciation	43,514	32,891
Deferred income taxes	(1,722)	450
Impairment loss on intangibles [note 5]	0	6,442
Loss on long-term debt [note 7]	2,328	0
Cash provided by operating activities before net change in operating assets and liabilities	523,374	581,220
Net change in operating assets and liabilities	18,595	(23,211)
Cash provided by operating activities	541,969	558,009
INVESTING ACTIVITIES
Purchase of investments	(17,648)	(11,503)
Proceeds on sale of investments	23,599	36,741
Additions to capital assets	(11,990)	(12,351)
Increase in other assets	(47,645)	(26,032)
Additions to intangibles	(17,132)	(4,425)
Cash paid to settle put option and contingent liability [note 8]	0	(2,667)
Acquisition of subsidiaries, net of cash acquired [note 3]	(527,298)	(26,077)
Cash used in investing activities	(598,114)	(46,314)
FINANCING ACTIVITIES
Repayment of long-term debt	(569,015)	(591,500)
Issuance of long-term debt	1,471,022	690,959
Repurchase of long-term debt	(55,985)	0
Repurchase of share capital	(257,939)	(447,293)
Payment of lease liabilities	(12,168)	(11,036)
Net contributions from non-controlling interests	781	0
Dividends paid to shareholders [note 11]	(155,313)	(170,750)
Dividends paid to non-controlling interests	0	(875)
Cash provided by (used in) financing activities	421,383	(530,495)
Net increase (decrease) in cash and cash equivalents during the year	365,238	(18,800)
Cash and cash equivalents at beginning of period	118,360	137,160
Cash and cash equivalents, end of year	483,598	118,360
Interest paid	62,997	49,548
Income taxes paid	$ 147,804	$ 205,592